EQUITY - Other Comprehensive Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans	€ (2,078)	€ 385	€ (730)
Total items that will not be reclassified to the consolidated income statement in subsequent periods	(2,078)	385	(730)
Items that may be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on cash flow hedging instruments arising during the period	(24,327)	(9,257)	54,695
Losses/(Gains) on cash flow hedging instruments reclassified to the consolidated income statement	22,055	(3,777)	(19,724)
(Losses)/Gains on cash flow hedging instruments	(2,272)	(13,034)	34,971
Exchange differences on translating foreign operations	2,652	5,986	(15,346)
Total items that may be reclassified to the consolidated income statement in subsequent periods	380	(7,048)	19,625
Total other comprehensive income	(1,698)	(6,663)	18,895
Related tax impact	1,066	3,520	(9,554)
Total other comprehensive (loss)/income, net of tax	€ (632)	€ (3,143)	€ 9,341